Income tax (Schedule of Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income tax
Current tax	¥ 57,594		¥ 82,595	¥ 118,914
Deferred tax	(45,591)	$ (6,421)	(56,115)	(63,655)
Income tax expense	¥ 12,003	$ 1,691	¥ 26,480	¥ 55,259